Vanguard® Consumer Discretionary Index Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Auto Components (2.2%)
*	Aptiv plc	314,510	33,414
	BorgWarner Inc. (XNYS)	289,222	11,661
	Lear Corp.	72,691	10,247
	Gentex Corp.	290,089	9,016
	Autoliv Inc.	102,857	8,237
*	Goodyear Tire & Rubber Co.	374,616	4,840
*	Fox Factory Holding Corp.	55,937	4,588
*	Adient plc	127,401	4,509
*	Visteon Corp.	37,949	4,258
	LCI Industries	34,706	4,148
*	Dorman Products Inc.	36,881	3,727
*	Gentherm Inc.	47,186	3,253
	Dana Inc.	188,981	3,130
*	Tenneco Inc. Class A	133,603	2,313
*	American Axle & Manufacturing Holdings Inc.	220,500	1,788
	Standard Motor Products Inc.	38,631	1,543
*	Stoneridge Inc.	63,949	1,322
*	XPEL Inc.	4,217	218
*,1	Luminar Technologies Inc. Class A	16,522	171
*,1	QuantumScape Corp. Class A	12,650	162
*	Solid Power Inc.	17,632	159
*	Workhorse Group Inc.	50,651	156
			112,860
Automobiles (16.7%)
*	Tesla Inc.	962,249	729,635
	Ford Motor Co.	4,524,653	61,897
*	General Motors Co.	1,529,090	59,145
	Harley-Davidson Inc.	185,861	6,539
	Thor Industries Inc.	71,981	5,468
*,1	Lucid Group Inc.	242,153	4,887
	Winnebago Industries Inc.	49,661	2,456
*	Rivian Automotive Inc. Class A	71,401	2,242
*,1	Fisker Inc.	19,356	201
*	Faraday Future Intelligent Electric Inc.	55,543	183
*,1	Canoo Inc.	44,417	149
*	Lordstown Motors Corp. Class A	63,709	132
*,1	Electric Last Mile Solutions Inc.	9,849	6
			872,940
Building Products (0.0%)
	Patrick Industries Inc.	3,811	229

		Shares	Market Value ($000)
Commercial Services & Supplies (0.0%)
	ADT Inc.	22,734	170
Distributors (1.1%)
	Genuine Parts Co.	166,267	22,734
	Pool Corp.	47,319	18,862
	LKQ Corp.	320,809	16,486
*	Funko Inc. Class A	67,841	1,382
			59,464
Diversified Consumer Services (1.2%)
	Service Corp. International	193,192	13,529
	H&R Block Inc.	206,350	7,272
*	Bright Horizons Family Solutions Inc.	75,020	6,793
*	Terminix Global Holdings Inc.	153,297	6,655
*	Grand Canyon Education Inc.	47,478	4,233
	Graham Holdings Co. Class B	5,518	3,383
*	Chegg Inc.	162,400	3,160
*	frontdoor Inc.	118,012	2,920
*	Adtalem Global Education Inc.	76,662	2,501
*	Stride Inc.	63,756	2,493
	Strategic Education Inc.	36,659	2,413
	Laureate Education Inc. Class A	183,557	2,337
*	Perdoceo Education Corp.	140,301	1,531
	Carriage Services Inc. Class A	33,557	1,355
*	OneSpaWorld Holdings Ltd.	138,956	1,306
*	WW International Inc.	105,561	748
	Franchise Group Inc.	6,867	272
*	Beachbody Co. Inc.	113,040	253
	European Wax Center Inc. Class A	8,830	234
*	Mister Car Wash Inc.	18,855	229
*	Rover Group Inc. Class A	33,636	182
*	Duolingo Inc.	1,978	165
*	Coursera Inc.	9,636	163
*	PowerSchool Holdings Inc. Class A	12,254	157
*	Vivint Smart Home Inc.	25,968	155
*	2U Inc.	13,478	126
			64,565
Hotels, Restaurants & Leisure (15.8%)
	McDonald's Corp.	848,727	214,057
	Starbucks Corp.	1,317,503	103,424
	Marriott International Inc. Class A	319,601	54,837
	Hilton Worldwide Holdings Inc.	322,403	45,414
*	Chipotle Mexican Grill Inc. Class A	31,854	44,677
	Yum! Brands Inc.	334,468	40,628
*	Airbnb Inc. Class A	299,186	36,163
	Darden Restaurants Inc.	150,713	18,839
*	Royal Caribbean Cruises Ltd.	272,026	15,797
	Domino's Pizza Inc.	43,276	15,717
	MGM Resorts International	418,525	14,636
*	Las Vegas Sands Corp.	410,281	14,549
	Vail Resorts Inc.	48,726	12,289
*	Carnival Corp.	877,150	12,175
*	Caesars Entertainment Inc.	235,611	11,821
	Aramark	282,467	9,737
	Wyndham Hotels & Resorts Inc.	113,310	9,080
*	Wynn Resorts Ltd.	133,133	8,800
	Churchill Downs Inc.	42,493	8,602
*	Norwegian Cruise Line Holdings Ltd.	508,840	8,146

		Shares	Market Value ($000)
	Marriott Vacations Worldwide Corp.	50,249	7,423
*	Planet Fitness Inc. Class A	104,172	7,331
*	Penn National Gaming Inc.	211,496	6,759
	Texas Roadhouse Inc. Class A	83,525	6,512
	Boyd Gaming Corp.	107,476	6,316
	Choice Hotels International Inc.	46,149	5,902
*	Hyatt Hotels Corp. Class A	64,933	5,739
	Travel + Leisure Co.	110,680	5,657
*	Hilton Grand Vacations Inc.	117,220	5,363
*	Scientific Games Corp. Class A	96,181	5,078
	Wendy's Co.	251,691	4,691
	Papa John's International Inc.	47,064	4,142
*	SeaWorld Entertainment Inc.	67,263	3,644
	Wingstop Inc.	42,593	3,393
*	Six Flags Entertainment Corp.	110,460	3,242
	Cracker Barrel Old Country Store Inc.	31,741	3,238
	Red Rock Resorts Inc. Class A	80,453	3,116
	Bloomin' Brands Inc.	128,402	2,711
*	Shake Shack Inc. Class A	52,213	2,540
*	Everi Holdings Inc.	141,616	2,535
	Cheesecake Factory Inc.	74,962	2,448
*	Dave & Buster's Entertainment Inc.	61,822	2,342
	Jack in the Box Inc.	32,678	2,232
*	Brinker International Inc.	73,148	2,220
	Dine Brands Global Inc.	27,953	2,054
*	Playa Hotels & Resorts NV	227,908	1,969
*	Monarch Casino & Resort Inc.	25,770	1,748
*	Golden Entertainment Inc.	36,466	1,724
*	Bally's Corp.	64,946	1,698
*	Denny's Corp.	137,209	1,421
*	Accel Entertainment Inc. Class A	131,159	1,420
*	BJ's Restaurants Inc.	51,600	1,356
	Ruth's Hospitality Group Inc.	72,023	1,327
*	Lindblad Expeditions Holdings Inc.	90,171	1,295
*	Chuy's Holdings Inc.	51,795	1,170
*	DraftKings Inc.	80,513	1,091
*	Dutch Bros Inc. Class A	5,859	220
*	First Watch Restaurant Group Inc.	11,677	186
*	Bowlero Corp.	16,250	182
*	Kura Sushi USA Inc. Class A	4,660	176
*	Membership Collective Group Inc.	19,437	173
*	F45 Training Holdings Inc.	26,504	169
*	Life Time Group Holdings Inc.	11,154	163
	Krispy Kreme Inc.	10,880	161
*	Portillo's Inc. Class A	8,115	151
			823,816
Household Durables (3.9%)
	DR Horton Inc.	392,558	29,501
	Lennar Corp. Class A	306,095	24,564
	Garmin Ltd.	179,947	19,006
	PulteGroup Inc.	298,100	13,492
	Whirlpool Corp.	70,352	12,962
	Newell Brands Inc.	492,150	10,552
*	Mohawk Industries Inc.	63,773	9,021
*	TopBuild Corp.	40,798	8,048
	Toll Brothers Inc.	140,295	7,081
	Leggett & Platt Inc.	169,261	6,630
	Tempur Sealy International Inc.	221,167	5,832

		Shares	Market Value ($000)
*	Helen of Troy Ltd.	31,003	5,741
*	Taylor Morrison Home Corp. Class A	153,859	4,457
*	Meritage Homes Corp.	49,788	4,247
*	Skyline Champion Corp.	73,438	3,902
	KB Home	109,532	3,778
	Installed Building Products Inc.	39,387	3,763
*	Tri Pointe Homes Inc.	152,812	3,220
*	Sonos Inc.	144,406	3,196
	MDC Holdings Inc.	81,839	3,125
*	LGI Homes Inc.	31,085	3,046
*	Cavco Industries Inc.	12,743	2,831
	Century Communities Inc.	46,859	2,548
*	M/I Homes Inc.	46,027	2,152
*	iRobot Corp.	43,887	2,088
	La-Z-Boy Inc.	74,509	1,902
*	GoPro Inc. Class A	243,903	1,685
*	Green Brick Partners Inc.	65,822	1,601
	Ethan Allen Interiors Inc.	54,403	1,265
*	Beazer Homes USA Inc.	76,336	1,237
*	Lovesac Co.	35,257	1,228
*	Tupperware Brands Corp.	102,101	677
*	Dream Finders Homes Inc. Class A	18,106	320
*	Snap One Holdings Corp.	15,174	187
*	NVR Inc.	40	178
*	Traeger Inc.	31,805	151
*	Cricut Inc. Class A	18,215	148
*	Purple Innovation Inc. Class A	124	1
			205,363
Internet & Direct Marketing Retail (27.8%)
*	Amazon.com Inc.	506,394	1,217,467
*	Booking Holdings Inc.	46,822	105,048
*	MercadoLibre Inc.	45,624	35,855
	eBay Inc.	682,610	33,223
*	Expedia Group Inc.	170,008	21,987
*	Etsy Inc.	152,491	12,370
*	DoorDash Inc. Class A	70,368	5,412
*	Wayfair Inc. Class A	81,717	4,853
*	Chewy Inc. Class A	101,480	2,517
	Shutterstock Inc.	39,095	2,353
	Qurate Retail Inc. Series A	562,310	2,030
*	Overstock.com Inc.	61,476	1,905
*	Revolve Group Inc.	62,118	1,825
	PetMed Express Inc.	53,912	1,188
*,1	Groupon Inc. Class A	61,148	945
*	Quotient Technology Inc.	186,254	779
*	1-800-Flowers.com Inc. Class A	74,986	732
*	Stitch Fix Inc. Class A	84,798	718
*	Lands' End Inc.	59,793	694
*	RealReal Inc.	76,497	251
*	Xometry Inc. Class A	5,746	195
	Vivid Seats Inc. Class A	20,038	183
*	ContextLogic Inc. Class A	103,058	181
*	Poshmark Inc. Class A	15,844	173
*	Liquidity Services Inc.	11,799	160
*	ThredUP Inc. Class A	35,211	147
*	Porch Group Inc.	34,597	143
*	BARK Inc.	56,655	142

		Shares	Market Value ($000)
*	Boxed Inc.	15,667	114
			1,453,590
Leisure Products (1.2%)
	Hasbro Inc.	157,481	14,134
*	Mattel Inc.	425,887	10,698
	Polaris Inc.	71,191	7,585
	Brunswick Corp.	96,101	7,230
*	YETI Holdings Inc.	105,665	4,834
*	Peloton Interactive Inc. Class A	267,391	3,733
*	Callaway Golf Co.	154,665	3,358
*	Vista Outdoor Inc.	80,836	3,115
	Acushnet Holdings Corp.	58,068	2,363
*	Malibu Boats Inc. Class A	35,501	2,080
	Sturm Ruger & Co. Inc.	30,152	2,047
	Smith & Wesson Brands Inc.	101,411	1,570
	Johnson Outdoors Inc. Class A	16,918	1,103
	Clarus Corp.	11,264	247
*,1	AMMO Inc.	47,625	211
*	Latham Group Inc.	14,663	139
			64,447
Multiline Retail (4.2%)
	Target Corp.	549,267	88,916
	Dollar General Corp.	266,775	58,781
*	Dollar Tree Inc.	260,618	41,785
	Macy's Inc.	365,461	8,643
	Kohl's Corp.	172,400	6,951
	Nordstrom Inc.	154,760	4,090
*	Ollie's Bargain Outlet Holdings Inc.	79,535	3,736
	Dillard's Inc. Class A	9,285	2,799
	Big Lots Inc.	54,763	1,341
			217,042
Specialty Retail (19.6%)
	Home Depot Inc.	1,190,279	360,357
	Lowe's Cos. Inc.	765,640	149,530
	TJX Cos. Inc.	1,367,476	86,930
*	O'Reilly Automotive Inc.	77,311	49,260
*	AutoZone Inc.	23,810	49,040
	Ross Stores Inc.	408,821	34,758
*	Ulta Beauty Inc.	63,379	26,816
	Tractor Supply Co.	131,742	24,683
	Best Buy Co. Inc.	254,940	20,920
*	CarMax Inc.	190,938	18,954
	Advance Auto Parts Inc.	72,728	13,808
*	Burlington Stores Inc.	79,547	13,388
	Bath & Body Works Inc.	309,060	12,678
	Williams-Sonoma Inc.	88,644	11,339
	Lithia Motors Inc. Class A	35,773	10,892
*,1	GameStop Corp. Class A	78,926	9,845
*	Five Below Inc.	68,902	8,998
*	Floor & Decor Holdings Inc. Class A	111,957	8,446
	Murphy USA Inc.	29,477	7,343
[1]	Dick's Sporting Goods Inc.	79,568	6,463
*	AutoNation Inc.	51,308	6,134
*	RH	20,860	6,051
*	Asbury Automotive Group Inc.	28,528	5,168
	Penske Automotive Group Inc.	40,984	4,719
*	Victoria's Secret & Co.	112,970	4,656

		Shares	Market Value ($000)
	Signet Jewelers Ltd.	71,063	4,235
	Foot Locker Inc.	123,508	4,073
	Group 1 Automotive Inc.	21,912	3,935
*	Boot Barn Holdings Inc.	42,205	3,406
*	National Vision Holdings Inc.	117,898	3,318
	Gap Inc.	288,787	3,185
*	Carvana Co. Class A	98,582	2,902
	American Eagle Outfitters Inc.	228,305	2,765
*	Sally Beauty Holdings Inc.	172,098	2,609
	Monro Inc.	54,227	2,571
*	ODP Corp.	65,143	2,488
	Rent-A-Center Inc.	84,632	2,331
*	Urban Outfitters Inc.	103,872	2,187
	Caleres Inc.	69,838	1,988
[1]	Camping World Holdings Inc. Class A	71,383	1,937
*	Sleep Number Corp.	40,933	1,880
	Buckle Inc.	55,180	1,813
	Designer Brands Inc. Class A	116,677	1,812
	Sonic Automotive Inc. Class A	38,721	1,766
*	Abercrombie & Fitch Co. Class A	86,257	1,763
*	MarineMax Inc.	40,720	1,686
*	America's Car-Mart Inc.	14,907	1,616
[1]	Guess? Inc.	76,135	1,588
*	Genesco Inc.	27,138	1,528
*	Bed Bath & Beyond Inc.	175,704	1,520
	Hibbett Inc.	29,453	1,495
*	Zumiez Inc.	42,406	1,391
*	Children's Place Inc.	28,854	1,370
	Winmark Corp.	6,793	1,344
	Shoe Carnival Inc.	45,048	1,228
	Haverty Furniture Cos. Inc.	41,766	1,180
	Aaron's Co. Inc.	52,396	1,025
*	Conn's Inc.	76,566	1,011
	Academy Sports & Outdoors Inc.	8,770	294
*	Leslie's Inc.	14,942	290
	Arko Corp.	31,646	286
*	Petco Health & Wellness Co. Inc. Class A	15,004	240
*	Sportsman's Warehouse Holdings Inc.	17,406	165
*	Warby Parker Inc. Class A	9,595	163
*	EVgo Inc.	16,841	161
			1,023,721
Textiles, Apparel & Luxury Goods (6.2%)
	NIKE Inc. Class B	1,458,070	173,292
*	Lululemon Athletica Inc.	136,471	39,944
	VF Corp.	390,248	19,692
	Tapestry Inc.	320,761	11,066
*	Deckers Outdoor Corp.	33,798	9,077
*	Capri Holdings Ltd.	182,836	8,911
*	Skechers USA Inc. Class A	171,378	6,752
	PVH Corp.	89,424	6,338
	Ralph Lauren Corp. Class A	59,537	6,019
	Hanesbrands Inc.	452,364	5,370
*	Crocs Inc.	81,263	4,531
	Carter's Inc.	54,551	4,203
	Steven Madden Ltd.	106,414	3,956
	Columbia Sportswear Co.	48,683	3,787
	Kontoor Brands Inc.	75,914	3,042
*	Under Armour Inc. Class A	282,882	2,993

		Shares	Market Value ($000)
*	Under Armour Inc. Class C	308,171	2,989
	Wolverine World Wide Inc.	126,405	2,698
	Oxford Industries Inc.	25,922	2,363
	Levi Strauss & Co. Class A	125,835	2,285
*	G-III Apparel Group Ltd.	77,309	1,937
	Movado Group Inc.	38,069	1,292
*	Fossil Group Inc.	142,540	1,046
*	Allbirds Inc. Class A	33,777	184
*	PLBY Group Inc.	17,424	154
			323,921
Total Common Stocks (Cost $5,169,447)			5,222,128
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund, 0.854% (Cost $26,571)	265,739	26,571
Total Investments (100.4%) (Cost $5,196,018)			5,248,699
Other Assets and Liabilities—Net (-0.4%)			(20,915)
Net Assets (100.0%)			5,227,784
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $21,398,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $23,251,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
MercadoLibre Inc.	8/31/22	BANA	5,344	(0.320)	—	(2)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open futures contracts at May 31, 2022.
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,222,128	—	—	5,222,128
Temporary Cash Investments	26,571	—	—	26,571
Total	5,248,699	—	—	5,248,699
Derivative Financial Instruments
Liabilities
Swap Contracts	—	2	—	2